Significant Accounting Policies - Summary of Reconciliation Between IFRS and IFRS-EU (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Dec. 31, 2017
Disclosure of changes in accounting estimates [line items]
Equity	€ 24,661	€ 24,433	€ 22,531	€ 22,531	€ 24,079
Shareholders' equity, adjustment of EU 'IAS 39' carve-out	1,054	774	399
Shareholders' equity, tax effect of the adjustment	(257)	(167)	(81)
Shareholders' equity, effect of the adjustment after tax	798	607	318
Net income, adjustment of EU 'IAS 39' carve-out	280	375	31
Net income, tax effect of the adjustment	(90)	(86)	3
Net income, effect of the adjustment after tax	190	289	34
In accordance with IFRS [member]
Disclosure of changes in accounting estimates [line items]
Equity	22,018	21,842	19,189
Net income	(135)	1,236	707
In accordance with IFR5-EU [member]
Disclosure of changes in accounting estimates [line items]
Equity	22,815	22,449	19,507
Net income	€ 55	€ 1,525	€ 741